RELATED PARTY TRANSACTIONS (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction Due From To Related Party Textual Details [Abstract]
Loans to related parties	€ 26.2	€ 256.3
Deposits to related parties	10.9	22.2
Letters of guarantee to related parties	0.2	13.6
Receivables from affiliates	3.8	8.8
Payables to affiliates	776.2	766.6
Letters of guarantee to affiliates	14.9	13.4
Income from affiliates	1.6	2.6
Expense to affiliates	31.7	32.9
Receivables from the employee benefits related funds	413.7	298.1
Payables to the employee benefits related funds	116.0	87.6
Loans with reduced interest rates	€ 25.6